Earnings per share - Schedule of Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of earnings per share [Abstract]
Profit (loss) attributable to ordinary shareholders	£ 3,611	£ 1,099	£ (234)
Weighted-average number of ordinary shares in issue – basic (in shares)	70,894	70,776	70,434
Adjustment for share options and awards (in shares)	854	697	0
Weighted-average number of ordinary shares in issue – diluted (in shares)	71,748	71,473	70,434
Basic earnings (loss) per share (in GBP per share)	£ 0.051	£ 0.015	£ (0.003)
Diluted earnings (loss) per share (in GBP per share)	£ 0.050	£ 0.015	£ (0.003)